Expense Example (USD $)	0 Months Ended
Apr. 29, 2015
Investor Shares
Expense Example:
Expense Example, with Redemption, 1 Year	$ 143
Expense Example, with Redemption, 3 Years	532
Institutional Shares
Expense Example:
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	$ 455